Financial assets and liabilities - Short-term and long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Jun. 20, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Short-term and long-term debt
Amortized transaction costs		$ (22,472)		$ (15,542)
Accrued interest and other financial cost		30,061		19,563
Financial debt without unamortized cost	$ 5,370,175
Total financial debt		4,975,969		5,354,633		$ 3,523,198
Less: Short-term maturities		2,086,017	$ 78,144	1,558,884		1,212,259
Long-term		$ 2,889,952	$ 190,276	3,795,749		$ 2,310,939
Nominal amount of working capital facility (in USD)					$ 1,500,000
28-day TIIE
Short-term and long-term debt
Spread on interest rate basis		3.00%
Within one year
Short-term and long-term debt
Total financial debt				1,566,106
Between one year and two years
Short-term and long-term debt
Total financial debt				3,054,069
Between two and three years
Short-term and long-term debt
Total financial debt				500,000
Between three and four years
Short-term and long-term debt
Total financial debt				250,000
Revolving line of credit
Short-term and long-term debt
Financial debt excluding accrued interest		$ 3,308,509		3,650,612
Total financial debt				$ 3,666,698
Interest rate basis	three-month LIBOR plus a spread of 260 basis points	three-month LIBOR plus a spread of 260 basis points
Spread on interest rate basis		2.60%	2.60%	2.60%
Revolving line of credit | Within one year
Short-term and long-term debt
Total financial debt				$ 1,112,629
Revolving line of credit | Between one year and two years
Short-term and long-term debt
Total financial debt				2,554,069
Asset backed trust notes ("CEBUR"), in Mexican pesos
Short-term and long-term debt
Financial debt	$ 1,500,000	$ 1,459,871
Total financial debt				$ 1,502,605
Spread on interest rate basis					1.75%
Nominal amount of working capital facility (in USD)					$ 1,500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | 28-day TIIE
Short-term and long-term debt
Interest rate basis	TIIE 28 days plus 175 basis points	TIIE 28 days plus 175 basis points
Spread on interest rate basis		1.75%	1.75%	1.75%
Asset backed trust notes ("CEBUR"), in Mexican pesos | Within one year
Short-term and long-term debt
Total financial debt				$ 252,605
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between one year and two years
Short-term and long-term debt
Total financial debt				500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between two and three years
Short-term and long-term debt
Total financial debt				500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between three and four years
Short-term and long-term debt
Total financial debt				250,000
Short-term working capital facility with Banco Sabadell S.A.
Short-term and long-term debt
Financial debt excluding accrued interest		$ 200,000		200,000
Total financial debt				$ 200,872
Interest rate basis	TIIE 28 days plus a 300 basis points	TIIE 28 days plus a 300 basis points
Spread on interest rate basis			300.00%	300.00%
Short-term working capital facility with Banco Sabadell S.A. | Within one year
Short-term and long-term debt
Total financial debt				$ 200,872
Maximum | 28-day TIIE
Short-term and long-term debt
Spread on interest rate basis			10.00%	10.00%